Derivatives and Fair Value Measurements - Assets and Liabilities Measured and Recorded at Fair Value on Non Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Prepaid expenses and other current assets - assets held for sale	$ 4.6	$ 4.7	$ 3.6
Level 2 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Prepaid expenses and other current assets - assets held for sale	$ 4.6	$ 4.7	$ 3.6